Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.24088%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,328,229.57

Principal:
Principal Collections	$17,578,367.78
Prepayments in Full	$9,143,516.79
Liquidation Proceeds	$263,000.14
Recoveries	$87,594.76
Sub Total	$27,072,479.47
Collections	$28,400,709.04

Purchase Amounts:
Purchase Amounts Related to Principal	$503,153.13
Purchase Amounts Related to Interest	$2,396.09
Sub Total	$505,549.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,906,258.26

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,906,258.26
Servicing Fee	$410,733.45	$410,733.45	$0.00	$0.00	$28,495,524.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,495,524.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,495,524.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,495,524.81
Interest - Class A-3 Notes	$530,473.78	$530,473.78	$0.00	$0.00	$27,965,051.03
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$27,622,270.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,622,270.03
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$27,494,003.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,494,003.36
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$27,404,526.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,404,526.69
Regular Principal Payment	$24,970,637.98	$24,970,637.98	$0.00	$0.00	$2,433,888.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,433,888.71
Residual Released to Depositor	$0.00	$2,433,888.71	$0.00	$0.00	$0.00
Total		$28,906,258.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,970,637.98
Total					$24,970,637.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,970,637.98	$45.62	$530,473.78	$0.97	$25,501,111.76	$46.59
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$24,970,637.98	$15.82	$1,090,998.12	$0.69	$26,061,636.10	$16.51

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$210,088,626.62	0.3838567	$185,117,988.64	0.3382324
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$419,198,626.62	0.2655088	$394,227,988.64	0.2496931

Pool Information
Weighted Average APR	3.318%	3.316%
Weighted Average Remaining Term	31.99	31.18
Number of Receivables Outstanding	33,140	32,237
Pool Balance	$492,880,134.17	$465,122,444.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$454,221,775.20	$428,834,771.87
Pool Factor	0.2852316	0.2691681

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$36,287,672.35
Targeted Overcollateralization Amount	$70,894,455.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,894,455.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$269,652.11
(Recoveries)		103	$87,594.76
Net Loss for Current Collection Period			$182,057.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4432%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2901%
Second Prior Collection Period			-0.1405%
Prior Collection Period			0.4155%
Current Collection Period			0.4561%
Four Month Average (Current and Prior Three Collection Periods)			0.2553%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,288	$13,227,752.91
(Cumulative Recoveries)			$2,343,403.79
Cumulative Net Loss for All Collection Periods			$10,884,349.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6299%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,023.04
Average Net Loss for Receivables that have experienced a Realized Loss			$3,310.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.22%	304	$5,660,310.29
61-90 Days Delinquent	0.26%	59	$1,210,396.18
91-120 Days Delinquent	0.02%	5	$70,672.20
Over 120 Days Delinquent	0.12%	31	$562,265.89
Total Delinquent Receivables	1.61%	399	$7,503,644.56

Repossession Inventory:
Repossessed in the Current Collection Period		11	$225,314.69
Total Repossessed Inventory		22	$438,882.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1963%
Prior Collection Period			0.2052%
Current Collection Period			0.2947%
Three Month Average			0.2321%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3963%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer